Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 13,460,734	$ 7,916,288
Less: allowance for expected credit loss	(5,740,368)
Accounts receivable, net	7,720,366	7,916,288
Balance at the beginning of the year
Provision for expected credit loss	5,740,368
Balance at the end of the year	$ 5,740,368